UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	1/31/2019

Item 1. Schedule of Investments

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Affiliated Mutual Funds 10.1%
PGIM Short Duration High Yield Income Fund (Class R6)	1,858,713	$ 16,356,678
PGIM Total Return Bond Fund (Class R6)	1,631,126	23,015,189
Total Affiliated Mutual Funds (cost $39,292,629)(w)		39,371,867
Common Stocks 42.3%
Aerospace & Defense 0.7%
Boeing Co. (The)	3,462	1,335,016
Safran SA (France)	10,779	1,415,663
		2,750,679
Banks 1.7%
Bank of America Corp.	59,084	1,682,121
BB&T Corp.	25,286	1,233,957
JPMorgan Chase & Co.	23,773	2,460,506
SunTrust Banks, Inc.	22,409	1,331,543
		6,708,127
Beverages 0.7%
Coca-Cola Co. (The)	34,374	1,654,421
Keurig Dr. Pepper, Inc.	37,823	1,029,542
		2,683,963
Capital Markets 0.9%
CME Group, Inc.	10,234	1,865,453
Moelis & Co. (Class A Stock)	38,513	1,684,944
		3,550,397
Chemicals 0.1%
Akzo Nobel NV (Netherlands)	6,221	537,620
Commercial Services & Supplies 0.3%
Republic Services, Inc.	16,374	1,256,050
Communications Equipment 0.9%
Cisco Systems, Inc.	37,544	1,775,456
Nokia OYJ (Finland), ADR	289,582	1,838,846
		3,614,302

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.2%
American Express Co.	6,473	$ 664,777
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc.	9,591	528,080
Electric Utilities 0.8%
Duke Energy Corp.	10,476	919,583
Edison International	17,054	971,566
Exelon Corp.	21,734	1,038,016
Keycon Power Holdings LLC^	350	86,812
		3,015,977
Electrical Equipment 0.2%
Emerson Electric Co.	9,179	600,949
Entertainment 0.2%
Twenty-First Century Fox, Inc. (Class A Stock)	17,411	858,536
Equity Real Estate Investment Trusts (REITs) 10.9%
alstria office REIT-AG (Germany)	37,260	560,786
American Campus Communities, Inc.	18,930	871,159
American Tower Corp.	8,156	1,409,683
Americold Realty Trust	20,588	603,640
Apple Hospitality REIT, Inc.	163,900	2,689,599
Boston Properties, Inc.	7,485	987,047
CareTrust REIT, Inc.	27,240	598,735
Columbia Property Trust, Inc.	22,550	497,678
Community Healthcare Trust, Inc.	58,854	1,943,359
CoreSite Realty Corp.	4,975	491,480
Crown Castle International Corp.	7,564	885,442
DiamondRock Hospitality Co.	186,814	1,898,030
Digital Realty Trust, Inc.	4,460	483,196
Easterly Government Properties, Inc.	107,509	1,930,862
Four Corners Property Trust, Inc.	31,023	876,090
Frasers Logistics & Industrial Trust (Singapore)	594,649	477,795
Highwoods Properties, Inc.	86	3,812
Japan Hotel REIT Investment Corp. (Japan)	571	437,918
Kenedix Retail REIT Corp. (Japan)	229	544,836
Keppel REIT (Singapore)	608,424	534,326
Klepierre SA (France)	25,338	870,563
LaSalle Logiport REIT (Japan)	444	443,460
Macerich Co. (The)	53,216	2,456,451
MedEquities Realty Trust, Inc.	2,076	24,019

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Medical Properties Trust, Inc.	151,596	$ 2,759,047
MGM Growth Properties LLC (Class A Stock)	116,993	3,626,783
Mitsui Fudosan Logistics Park, Inc. (Japan)	252	799,360
Omega Healthcare Investors, Inc.	13,053	524,600
Prologis Property Mexico SA de CV (Mexico)	278,049	484,638
STAG Industrial, Inc.	68,049	1,876,111
Stockland (Australia)	685,726	1,886,824
STORE Capital Corp.	36,400	1,176,448
Summit Industrial Income REIT (Canada)	59,290	462,967
Suntec Real Estate Investment Trust (Singapore)	1,341,104	1,925,735
VICI Properties, Inc.	52,867	1,138,226
Vicinity Centres (Australia)	424,047	805,694
Warehouse REIT PLC (United Kingdom)	847,687	1,127,302
Welltower, Inc.	15,072	1,167,929
		42,281,630
Food & Staples Retailing 0.3%
Walmart, Inc.	13,982	1,339,895
Food Products 0.7%
Conagra Brands, Inc.	19,377	419,318
Hershey Co. (The)	14,410	1,528,901
Mondelez International, Inc. (Class A Stock)	20,154	932,324
		2,880,543
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	23,387	1,706,783
Zimmer Biomet Holdings, Inc.	12,785	1,400,725
		3,107,508
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc.	2,683	724,947
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	10,720	1,916,522
Independent Power & Renewable Electricity Producers 0.6%
NextEra Energy Partners LP	33,020	1,326,083
NRG Energy, Inc.	28,336	1,159,226
		2,485,309

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 0.3%
Honeywell International, Inc.	7,174	$ 1,030,402
Insurance 0.3%
MetLife, Inc.	22,455	1,025,520
IT Services 0.4%
Fidelity National Information Services, Inc.	7,908	826,623
Mastercard, Inc. (Class A Stock)	2,540	536,270
		1,362,893
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	5,923	1,455,103
Media 0.3%
CBS Corp. (Class B Stock)	9,320	460,967
Comcast Corp. (Class A Stock)	23,426	856,689
		1,317,656
Metals & Mining 0.4%
BHP Group Ltd. (Australia), ADR(a)	33,081	1,693,416
Mortgage Real Estate Investment Trusts (REITs) 0.4%
MFA Financial, Inc.	146,992	1,077,451
Starwood Property Trust, Inc.	19,613	433,055
		1,510,506
Multi-Utilities 0.2%
Ameren Corp.	12,581	872,367
Oil, Gas & Consumable Fuels 12.8%
Andeavor Logistics LP, MLP	19,358	694,759
Antero Midstream Partners LP, MLP	46,506	1,171,486
BP PLC (United Kingdom), ADR	58,437	2,402,929
Buckeye Partners LP, MLP	14,000	427,700
Cheniere Energy Partners LP, MLP	108,518	4,410,172
Cheniere Energy, Inc.*	13,076	858,439
Crestwood Equity Partners LP, MLP	19,995	634,041
Enbridge, Inc. (Canada)	59,629	2,178,765
Energy Transfer LP, MLP	239,086	3,516,955
EnLink Midstream LLC, UTS	100,331	1,091,601
Enterprise Products Partners LP, MLP	124,222	3,437,223

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQM Midstream Partners LP, MLP	20,673	$ 945,996
Frontera Energy Corp. (Colombia)	2,232	19,997
Gibson Energy, Inc. (Canada)	29,772	451,129
Kinder Morgan, Inc.	129,420	2,342,502
Magellan Midstream Partners LP, MLP	7,220	443,669
MPLX LP, MLP	34,802	1,222,246
Noble Midstream Partners LP, MLP	21,087	679,001
ONEOK, Inc.	54,377	3,491,547
Pembina Pipeline Corp. (Canada)	62,725	2,234,265
Plains All American Pipeline LP, MLP	120,629	2,746,722
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	27,145	1,675,661
Tallgrass Energy LP(a)	90,024	2,145,272
Targa Resources Corp.	63,659	2,737,974
TransCanada Corp. (Canada)	10,690	454,627
Western Gas Equity Partners LP, MLP	28,750	907,638
Western Gas Partners LP, MLP	15,519	750,499
Williams Cos., Inc. (The)	207,000	5,574,509
		49,647,324
Pharmaceuticals 2.4%
Allergan PLC	10,008	1,440,952
AstraZeneca PLC (United Kingdom), ADR	69,292	2,534,701
Bristol-Myers Squibb Co.	13,144	648,919
Elanco Animal Health, Inc.*(a)	19,038	555,529
Eli Lilly & Co.	12,668	1,518,387
Merck & Co., Inc.	22,595	1,681,746
Pfizer, Inc.	24,574	1,043,166
		9,423,400
Road & Rail 0.5%
CSX Corp.	8,800	578,160
Union Pacific Corp.	8,273	1,315,986
		1,894,146
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc.	9,008	2,416,396
QUALCOMM, Inc.	41,962	2,077,958
		4,494,354
Software 0.5%
Microsoft Corp.	17,084	1,784,082

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 0.8%
Lowe’s Cos., Inc.	11,646	$ 1,119,879
Ross Stores, Inc.	20,888	1,924,203
		3,044,082
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc.	5,440	905,434
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc. (Class B Stock)	9,639	789,241
Tapestry, Inc.	11,236	434,946
		1,224,187
Transportation Infrastructure 0.1%
Atlantia SpA (Italy)	20,956	495,935
Total Common Stocks (cost $150,746,585)		164,686,618
Exchange Traded Funds 10.1%
Invesco Preferred ETF	1,356,288	19,286,416
SPDR Bloomberg Barclays Convertible Securities ETF	397,242	20,072,638
Total Exchange Traded Funds (cost $37,681,837)		39,359,054
Preferred Stocks 2.7%
Equity Real Estate Investment Trusts (REITs) 2.5%
American Homes 4 Rent	51,807	1,135,091
EPR Properties (Class G Stock)	50,382	1,142,664
Investors Real Estate Trust	28,510	689,942
Monmouth Real Estate Investment Corp.	44,305	1,041,611
Pebblebrook Hotel Trust	27,759	710,075
Public Storage (Class U Stock)	7,876	198,081
Public Storage (Class W Stock)	48,562	1,142,178
Public Storage (Class X Stock)	48,562	1,156,747
UMH Properties, Inc.	34,413	856,884
Vornado Realty Trust	60,686	1,378,786
		9,452,059

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description			Shares	Value
Preferred Stocks (Continued)
Multi-Utilities 0.2%
Sempra Energy, Series A, CVT, 6.000%			8,325	$ 835,247
Total Preferred Stocks (cost $10,467,155)				10,287,306
	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 0.6%
Collateralized Loan Obligations
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	3.560%(c)	07/18/27	500	495,733
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800%	3.587(c)	07/15/27	500	494,865
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.786(c)	05/15/26	240	239,878
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	4.181(c)	10/20/28	350	349,921
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910%	3.671(c)	04/20/28	350	345,867
Zais CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.961(c)	07/20/31	500	496,595
Total Asset-Backed Securities (cost $2,441,652)				2,422,859
Convertible Bond 0.2%
Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $639,066)	7.250	05/15/21	623	589,358
Corporate Bonds 19.8%
Aerospace & Defense 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	1,200	1,164,000

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	75	$ 72,281
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	275	291,926

TransDigm UK Holdings PLC, Gtd. Notes, 144A	6.875	05/15/26	200	194,000
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	50	48,125
Gtd. Notes	6.500	07/15/24	50	49,313
				1,819,645
Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	125	109,531
Auto Manufacturers 0.3%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	50	46,500
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	150	113,848
Sr. Unsec’d. Notes	5.291	12/08/46	450	360,586
General Motors Co.,
Sr. Unsec’d. Notes	5.000	10/01/28	250	242,766
Sr. Unsec’d. Notes	5.200	04/01/45	25	21,748

Navistar International Corp., Gtd. Notes, 144A(a)	6.625	11/01/25	325	325,000
				1,110,448
Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	400	300,000
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25	75	72,938
Gtd. Notes	6.250	03/15/26	300	288,000
Gtd. Notes	6.500	04/01/27	75	71,813

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	225	203,062
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	175	171,062

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Dana Financing Luxembourg Sarl, (cont’d.)
Gtd. Notes, 144A	6.500%	06/01/26		125	$125,625

Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23		175	160,562
					1,393,062
Banks 0.5%
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	5.750	01/30/25		200	173,483
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	100	111,905

BBVA Bancomer SA/Texas (Mexico), Sub. Notes, 144A	6.750	09/30/22		200	213,240
CIT Group, Inc., Sub. Notes	6.125	03/09/28		250	265,000
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)		100	100,875
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625	03/20/25		200	194,000
TC Ziraat Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A, MTN	5.125	09/29/23		200	180,984
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes	5.942	11/21/23		400	404,579
Sr. Unsec’d. Notes	6.025	07/05/22		200	203,554
					1,847,620
Beverages 0.0%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500	04/01/25		150	148,500
Building Materials 0.4%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700	01/11/25		200	202,398
Griffon Corp., Gtd. Notes	5.250	03/01/22		380	372,400
Masonite International Corp., Gtd. Notes, 144A	5.750	09/15/26		100	97,250
NCI Building Systems, Inc., Gtd. Notes, 144A	8.000	04/15/26		275	260,219

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750%	01/15/28	150	$ 135,795
Sr. Unsec’d. Notes, 144A	5.375	11/15/24	25	24,813
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	75	75,540
Gtd. Notes	8.500	04/15/22	25	26,156
Gtd. Notes, 144A	5.125	06/01/25	75	70,406

U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	275	267,025
				1,532,002
Chemicals 1.1%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	225	217,687
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	200	189,080
Ashland LLC, Gtd. Notes	6.875	05/15/43	275	275,000
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	150	144,000
Gtd. Notes	7.000	05/15/25	35	36,531

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	4.875	03/14/25	640	659,343
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	185	174,363
Hexion, Inc.,
Sec’d. Notes, 144A	13.750	02/01/22	220	101,200
Sr. Sec’d. Notes, 144A	10.375	02/01/22	100	80,000

Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48	225	202,500
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	420	383,250
Platform Specialty Products Corp., Gtd. Notes, 144A	5.875	12/01/25	165	164,588
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	50	52,275
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	300	265,686
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	200	206,298

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A	8.000%	10/01/26	150	$ 149,625
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	195	193,108
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	365	315,725
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26	160	140,000
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(a)	5.750	07/15/25	210	173,775
				4,124,034
Coal 0.0%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	165	166,485
Commercial Services 0.7%
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	450	488,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	140	139,790
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A	8.250	11/15/26	590	553,125
Sr. Sec’d. Notes, 144A	6.250	05/15/26	285	280,012
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	800	759,000
Gtd. Notes	5.500	05/15/27	175	172,428
Gtd. Notes	5.875	09/15/26	200	203,000
Gtd. Notes	6.500	12/15/26	150	155,625

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	125	125,850
				2,877,080
Computers 0.3%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	470	447,675

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Everi Payments, Inc., Gtd. Notes, 144A	7.500%	12/15/25	225	$ 222,120
West Corp., Gtd. Notes, 144A	8.500	10/15/25	400	333,500
				1,003,295
Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	50	48,500
Gtd. Notes	7.000	06/15/23	200	195,000

H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	100	97,750
				341,250
Diversified Financial Services 0.3%
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	150	147,495
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125	07/15/26	735	744,114
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	110	108,625
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	50	50,750
				1,050,984
Electric 1.2%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes	4.375	04/23/25	200	203,200
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	325	316,063
Sr. Unsec’d. Notes	5.500	02/01/24	175	165,594
Sr. Unsec’d. Notes(a)	5.750	01/15/25	850	801,125

Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes	5.750	02/14/42	200	191,750
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	5.750	01/26/21	340	333,133
Sr. Unsec’d. Notes, MTN	6.750	08/06/23	400	392,876
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	260	268,668

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
GenOn Energy, Inc.,
Sr. Unsec’d. Notes^(d)	7.875%	06/15/17	400	$ 150,000
Sr. Unsec’d. Notes^(d)	9.875	10/15/20	275	103,125

GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 3 Month LIBOR + 6.500%(a)	9.392(c)	12/01/23	148	147,185
Keystone & Conemaugh Pass-Through Certificates, Gtd. Notes, 144A	9.000	12/01/23	75	75,750
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	80	79,544
Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950	09/14/26	200	188,500
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	100	101,300
Gtd. Notes	6.625	01/15/27	100	105,272

Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28	420	440,418
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.500	09/01/26	325	329,063
Sr. Unsec’d. Notes, 144A	5.625	02/15/27	300	301,500
				4,694,066
Electronics 0.1%
Itron, Inc., Gtd. Notes, 144A	5.000	01/15/26	50	47,673
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25	150	150,750
				198,423
Energy-Alternate Sources 0.0%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22	200	192,172
Engineering & Construction 0.2%
AECOM,
Gtd. Notes	5.125	03/15/27	125	117,812
Gtd. Notes	5.875	10/15/24	75	78,075

GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes	4.250	10/27/27	200	167,533

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)

Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	200	$ 185,100
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	100	107,875
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	275	257,125
				913,520
Entertainment 0.8%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25	225	207,540
Gtd. Notes	5.875	11/15/26	325	292,500

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	500	468,125
Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	125	119,844
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	350	364,280
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	175	183,802
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	225	202,500
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	200	188,000
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20	50	49,250
Gtd. Notes	6.625	05/15/21	600	594,000
Gtd. Notes	10.000	12/01/22	150	157,688
Sr. Sec’d. Notes, 144A	5.000	10/15/25	125	118,475
				2,946,004
Environmental Control 0.0%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24	100	100,250
Foods 0.4%
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, Gtd. Notes	5.750	03/15/25	125	117,031
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	100	98,050

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS Investments GmbH, Gtd. Notes, 144A	6.250%	02/05/23	200	$ 201,000
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25	250	249,375
Gtd. Notes, 144A	5.875	07/15/24	125	126,250

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26	75	66,750
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25	75	73,500
Gtd. Notes, 144A	5.875	09/30/27	275	265,375

Post Holdings, Inc., Gtd. Notes, 144A	5.625	01/15/28	300	287,622
				1,484,953
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	200	196,000
Sr. Unsec’d. Notes	5.750	05/20/27	200	191,000
Sr. Unsec’d. Notes	5.875	08/20/26	225	221,692

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	175	172,594
				781,286
Healthcare-Products 0.1%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	275	211,063
Healthcare-Services 0.8%
CHS/Community Health Systems, Inc.,
Gtd. Notes	6.875	02/01/22	389	221,127
Sec’d. Notes, 144A(a)	8.125	06/30/24	327	259,147
DaVita, Inc.,
Gtd. Notes	5.000	05/01/25	50	48,125
Gtd. Notes	5.125	07/15/24	75	74,085

Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	150	140,250
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	595	614,153

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes	5.875%	02/01/29	75	$78,563

MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	125	125,938
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	250	249,450
Select Medical Corp., Gtd. Notes	6.375	06/01/21	50	50,250
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875	04/15/21	100	102,000
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	175	176,094
Sr. Unsec’d. Notes	6.750	02/01/20	125	129,212
Sr. Unsec’d. Notes	6.750	06/15/23	400	393,500
Sr. Unsec’d. Notes	8.125	04/01/22	500	523,125
				3,185,019
Home Builders 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	225	200,812
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	100	85,000
Gtd. Notes	6.750	03/15/25	225	201,375
Gtd. Notes	7.250	02/01/23	5	4,738

Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	150	141,000
KB Home, Gtd. Notes	7.000	12/15/21	125	131,406
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	10	9,775
Gtd. Notes	5.250	06/01/26	75	73,125
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	125	115,000
Gtd. Notes	6.750	01/15/21	75	75,750
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	125	115,938
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	125	121,550
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	275	246,724

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Meritage Homes Corp., (cont’d.)
Gtd. Notes	6.000%	06/01/25	125	$123,750

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	150	137,625
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875	04/01/23	75	71,250
Taylor Morrison Communities, Inc., Gtd. Notes	6.625	05/15/22	75	76,313
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875	04/15/23	225	222,750
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	350	308,000
Gtd. Notes	7.000	08/15/22	150	150,750
				2,612,631
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26	450	429,750
Household Products/Wares 0.1%
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	200	197,060
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26	100	94,250
Internet 0.1%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750	01/15/27	500	483,095
Iron/Steel 0.1%
AK Steel Corp.,
Gtd. Notes	6.375	10/15/25	60	48,750
Gtd. Notes(a)	7.000	03/15/27	70	56,875

Cleveland-Cliffs, Inc., Gtd. Notes(a)	5.750	03/01/25	280	270,900
United States Steel Corp., Sr. Unsec’d. Notes	6.250	03/15/26	100	90,625
				467,150

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.1%
Boyd Gaming Corp., Gtd. Notes	6.000%	08/15/26	100	$ 100,000
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	50	50,125
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22	175	188,562
				338,687
Machinery-Diversified 0.1%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	100	102,000
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	250	266,250
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875	12/15/25	50	48,250
				416,500
Media 2.0%
Altice France SA (France),
Sr. Sec’d. Notes, 144A	7.375	05/01/26	300	289,122
Sr. Sec’d. Notes, 144A	8.125	02/01/27	500	491,200

Altice Luxembourg SA (Luxembourg), Gtd. Notes, 144A	7.750	05/15/22	200	194,000
AMC Networks, Inc., Gtd. Notes	4.750	08/01/25	115	111,119
Cablevision SA (Argentina), Sr. Unsec’d. Notes	6.500	06/15/21	150	146,437
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	270	256,500
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	200	202,676
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	50	50,265
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	300	300,840
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A	6.500	11/15/22	312	319,020
Gtd. Notes, Series A	7.625	03/15/20	330	327,525
Gtd. Notes, Series B	7.625	03/15/20	815	813,981
CSC Holdings LLC,
Gtd. Notes, 144A	6.500	02/01/29	200	202,625
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	690	691,069

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	04/01/28	375	$385,312

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	1,450	1,247,000
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	200	196,500
Sr. Unsec’d. Notes, 144A	7.000	05/15/27	125	129,425

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	105	108,150
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	08/01/24	125	120,938
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	125	128,750
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	25	23,188
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	265	254,731
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	100	91,000
Gtd. Notes, 144A	5.875	03/15/26	75	72,000
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	05/15/23	180	168,300
Sr. Sec’d. Notes, 144A	5.125	02/15/25	200	182,250

UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	75	72,188
Ziggo Bond Co. BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000	01/15/27	150	138,188
				7,714,299
Metal Fabricate/Hardware 0.1%
Novelis Corp.,
Gtd. Notes, 144A	5.875	09/30/26	150	144,750
Gtd. Notes, 144A	6.250	08/15/24	75	75,469

TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	50	48,500
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	100	106,250
				374,969

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.6%
Constellium NV, Gtd. Notes, 144A	5.875%	02/15/26	250	$ 239,375
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875	11/04/44	400	412,803
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	250	228,750
Gtd. Notes, 144A	7.500	04/01/25	200	186,375

Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875	03/15/23	355	339,469
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	230	224,537
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28	220	241,498
Sr. Unsec’d. Notes, 144A	6.530	11/15/28	270	296,384

New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	115	106,087
Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375	05/04/27	210	208,152
				2,483,430
Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A, (original cost $175,000; purchased 10/27/17 - 06/13/18)(f)	7.875	11/01/24	175	165,375
Oil & Gas 3.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	300	207,090
Antero Resources Corp., Gtd. Notes(a)	5.000	03/01/25	300	289,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	250	241,250
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	276	294,975

Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	175	168,875
Chesapeake Energy Corp., Gtd. Notes(a)	8.000	06/15/27	575	550,562
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	650	661,375

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CNX Resources Corp., Gtd. Notes	5.875%	04/15/22	400	$ 398,000
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	225	216,000
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	50	49,500
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	100	106,250
Ensco PLC, Sr. Unsec’d. Notes	7.750	02/01/26	75	60,234
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	250	205,000
Gtd. Notes, 144A	7.375	05/15/24	130	120,250

Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, MTN	8.625	04/28/34	180	227,474
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	25	23,750
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	75	72,938
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	150	146,250

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	6.375	10/24/48	200	213,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	575	508,875
Gtd. Notes, 144A	7.000	03/31/24	150	132,375

Oil and Gas Holding Co. BSCC (The) (Bahrain), Sr. Unsec’d. Notes	8.375	11/07/28	200	213,327
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN	6.500	11/07/48	200	221,239
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.299	01/27/25	45	44,971
Gtd. Notes	5.999	01/27/28	28	27,944
Gtd. Notes	6.250	03/17/24	40	42,090
Gtd. Notes	7.375	01/17/27	548	594,498
Gtd. Notes	8.750	05/23/26	610	714,767
Petroleos de Venezuela SA (Venezuela),
First Lien, 144A	8.500	10/27/20	385	360,745
Sr. Unsec’d. Notes(d)	5.375	04/12/27	625	156,875
Sr. Unsec’d. Notes(d)	6.000	05/16/24	115	28,290
Sr. Unsec’d. Notes(d)	6.000	11/15/26	670	147,400
Sr. Unsec’d. Notes(d)	9.000	11/17/21	150	43,200
Sr. Unsec’d. Notes(d)	9.750	05/17/35	200	57,000
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	300	296,220

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.350%	02/12/48	324	$ 272,128
Gtd. Notes	6.500	03/13/27	340	326,230
Gtd. Notes	6.500	01/23/29	130	122,493
Gtd. Notes	6.500	06/02/41	630	548,100
Gtd. Notes, MTN	6.875	08/04/26	220	218,141

Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes	6.000	05/08/22	88	79,406
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	175	160,125
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	150	135,375
Gtd. Notes	5.000	03/15/23	75	71,700
Gtd. Notes	5.875	07/01/22	135	135,337

Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24	200	187,108
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes	4.875	05/17/42	400	428,860
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes	3.500	05/03/26	200	194,403
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN	4.750	03/13/23	200	201,500
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.875	01/15/23	150	147,750
Gtd. Notes	5.500	02/15/26	150	148,123

Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25	75	75,325
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	275	259,875
Gtd. Notes, 144A	7.500	01/15/26	50	47,563
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	100	98,500
Sr. Unsec’d. Notes	5.750	06/01/26	50	49,750
Sr. Unsec’d. Notes	6.000	01/15/22	65	65,975
Sr. Unsec’d. Notes	8.250	08/01/23	100	111,250
YPF SA (Argentina),
Sr. Unsec’d. Notes	8.500	03/23/21	150	152,773
Sr. Unsec’d. Notes, 144A	8.500	03/23/21	50	50,924
				12,131,303

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125%	09/15/23	400	$ 386,000
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%	8.750	01/31/23	218	191,274
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A	7.000	07/15/24	125	127,812
				705,086
Pharmaceuticals 0.1%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	07/15/23	200	163,424
Gtd. Notes, 144A	6.000	02/01/25	200	154,500

NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	225	214,807
				532,731
Pipelines 0.6%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes	4.600	11/02/47	200	202,364
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375	09/15/24	50	49,000
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	100	98,375
DCP Midstream Operating LP,
Gtd. Notes	5.600	04/01/44	125	113,438
Gtd. Notes, 144A	6.450	11/03/36	150	151,125

Energy Transfer LP, Sr. Sec’d. Notes	7.500	10/15/20	100	106,125
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768	12/15/37	175	208,624
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	450	481,500
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	100	113,970

Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875	03/24/26	250	277,500

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28	225	$ 219,296
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	100	96,750
Gtd. Notes	5.125	02/01/25	75	73,688
				2,191,755
Real Estate 0.2%
China Evergrande Group (China), Sr. Sec’d. Notes	8.250	03/23/22	200	189,928
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	100	96,000
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	200	198,500
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	300	270,000
				754,428
Real Estate Investment Trusts (REITs) 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	50	51,067
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	100	94,750
Gtd. Notes	4.500	01/15/28	150	138,750
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	125	121,687
Gtd. Notes	5.250	08/01/26	75	75,375

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	50	46,978
				528,607
Retail 0.9%
Beacon Roofing Supply, Inc.,
Gtd. Notes	6.375	10/01/23	75	77,249
Gtd. Notes, 144A	4.875	11/01/25	175	162,969

Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	125	119,375

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	375	$ 326,250
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	150	131,062
Sr. Unsec’d. Notes	6.750	01/15/22	150	131,344
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	450	335,250
Sr. Unsec’d. Notes	8.625	06/15/20	25	18,625
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	350	358,750
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	100	100,000

Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	28	28,000
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23	50	49,661
Gtd. Notes	6.750	07/01/36	275	232,375
Gtd. Notes	6.875	11/01/35	200	171,500
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	175	109,812
Sr. Sec’d. Notes, 144A	5.875	06/01/25	325	255,222

Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	425	358,594
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	400	389,800
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	175	171,937
				3,527,775
Semiconductors 0.0%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25	135	136,902
Software 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	03/01/25	50	47,875
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%	7.125	05/01/21	515	518,862

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	445	$ 452,787
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	40	40,100
Rackspace Hosting, Inc., Gtd. Notes, 144A	8.625	11/15/24	175	147,000
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375	10/15/24	305	310,338
				1,516,962
Telecommunications 1.4%
Anixter, Inc., Gtd. Notes, 144A	6.000	12/01/25	150	153,750
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	200	190,500
CenturyLink, Inc., Sr. Unsec’d. Notes, Series V	5.625	04/01/20	200	201,810
CommScope Technologies LLC,
Gtd. Notes, 144A	5.000	03/15/27	140	119,336
Gtd. Notes, 144A	6.000	06/15/25	285	268,613

Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250	12/30/22	102	84,150
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250	09/30/22	98	52,430
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	200	163,440
Sr. Unsec’d. Notes	6.000	04/15/21	200	185,000

GTT Communications, Inc., Gtd. Notes, 144A(a)	7.875	12/31/24	330	290,400
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25	210	218,663
Level 3 Financing, Inc., Gtd. Notes	5.375	01/15/24	125	124,375
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	6.500	10/13/26	200	201,350
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	240	246,600
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	311	308,667
Gtd. Notes	8.750	03/15/32	380	417,050

Sprint Corp., Gtd. Notes	7.625	02/15/25	655	684,671

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625%	09/15/25	125	$ 117,500
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	5.000	01/20/26	1,325	1,089,812
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	456	448,391
				5,566,508
Textiles 0.0%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500	05/01/25	150	142,875
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A	6.750	12/31/25	100	94,500
Transportation 0.2%
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950	07/10/42	200	222,000
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24	200	201,750
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	75	76,171
Gtd. Notes, 144A	6.500	06/15/22	95	97,019
				596,940
Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	225	229,286
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	75	73,594
Gtd. Notes, 144A	5.250	08/15/22	75	76,147
Gtd. Notes, 144A	5.500	02/15/24	200	203,000
				582,027

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes	5.750%	10/10/24		200	$ 194,000
Total Corporate Bonds (cost $79,518,520)					77,210,287
Sovereign Bonds 12.0%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	9.375	05/08/48		200	210,844
Sr. Unsec’d. Notes	9.500	11/12/25		600	668,984
Sr. Unsec’d. Notes, 144A	8.250	05/09/28		200	205,952

Argentina Bonar Bonds (Argentina), Unsec’d. Notes	8.750	05/07/24		300	290,656
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	2.260(cc)	12/31/38	EUR	200	136,321
Sr. Unsec’d. Notes	2.500(cc)	12/31/38		180	106,650
Sr. Unsec’d. Notes	5.625	01/26/22		370	335,775
Sr. Unsec’d. Notes	6.875	01/11/48		75	57,375
Sr. Unsec’d. Notes	7.500	04/22/26		260	230,493
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	743	771,275
Sr. Unsec’d. Notes	8.280	12/31/33		350	309,503
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	6.750	09/20/29		200	202,340
Sr. Unsec’d. Notes	7.000	01/26/26		200	211,448
Sr. Unsec’d. Notes	7.000	10/12/28		400	413,232

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		93	95,086
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		300	304,425
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.625	01/07/41		150	151,277
Sr. Unsec’d. Notes	7.125	01/20/37		135	158,625
Sr. Unsec’d. Notes	8.250	01/20/34		788	1,004,700
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125	01/18/41		355	405,588
Sr. Unsec’d. Notes	7.375	09/18/37		540	687,150
Sr. Unsec’d. Notes	10.375	01/28/33		200	304,000

Congolese International Bond (Congo (Republic)), Sr. Unsec’d. Notes	6.000(cc)	06/30/29		132	103,769
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250	01/26/23		400	369,000

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Costa Rica Government International Bond (Costa Rica), (cont’d.)
Sr. Unsec’d. Notes	7.000%	04/04/44		200	$ 178,520
Sr. Unsec’d. Notes	7.158	03/12/45		200	180,750
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		510	528,442
Sr. Unsec’d. Notes	6.850	01/27/45		200	206,500
Sr. Unsec’d. Notes	7.450	04/30/44		510	554,625
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		150	154,500
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.950	06/20/24		200	189,540
Sr. Unsec’d. Notes	10.500	03/24/20		400	416,280
Sr. Unsec’d. Notes	10.750	03/28/22		400	422,680
Sr. Unsec’d. Notes, 144A	7.875	01/23/28		200	177,340
Sr. Unsec’d. Notes, 144A	8.750	06/02/23		265	262,536
Sr. Unsec’d. Notes, 144A	8.875	10/23/27		200	186,740
Sr. Unsec’d. Notes, 144A	9.650	12/13/26		420	410,634
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes	5.577	02/21/23		400	387,870
Sr. Unsec’d. Notes	5.875	06/11/25		200	188,236
Sr. Unsec’d. Notes	7.903	02/21/48		200	184,112
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	300	320,476
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		455	437,447
Sr. Unsec’d. Notes, MTN	6.125	01/31/22		200	199,428
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes	5.875	01/30/25		100	95,158
Sr. Unsec’d. Notes	7.375	12/01/19		305	308,050
Sr. Unsec’d. Notes	7.625	02/01/41		300	296,274
Sr. Unsec’d. Notes	7.750	01/24/23		100	105,120
Sr. Unsec’d. Notes	8.250	04/10/32		280	293,616

Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625	12/11/24		200	201,168
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000	09/23/21		200	193,025
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375	08/05/26		200	186,400
Gabon Government International Bond (Gabon),
Bonds	6.375	12/12/24		200	191,120
Sr. Unsec’d. Notes	6.950	06/16/25		200	192,000
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes	7.875	08/07/23		500	519,480
Sr. Unsec’d. Notes	8.125	01/18/26		200	203,034

Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes	5.750	06/06/22		200	209,064

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece),
Bonds	3.000%(cc)	02/24/38	EUR	240	$ 239,670
Bonds	3.000(cc)	02/24/39	EUR	75	74,790
Bonds	3.000(cc)	02/24/40	EUR	115	115,581
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes	7.500	03/15/24		400	430,284
Sr. Unsec’d. Notes	8.750	12/16/20		200	214,634

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41		398	572,503
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	5.350	02/11/49		200	214,820
Sr. Unsec’d. Notes	7.750	01/17/38		200	267,822
Sr. Unsec’d. Notes	8.500	10/12/35		220	306,110
Sr. Unsec’d. Notes, 144A	4.350	01/08/27		200	201,826
Sr. Unsec’d. Notes, MTN	4.750	01/08/26		480	497,707
Sr. Unsec’d. Notes, MTN	5.125	01/15/45		200	207,317
Sr. Unsec’d. Notes, MTN	5.250	01/17/42		200	209,865
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752	03/09/23		600	598,176
Unsec’d. Notes	5.800	01/15/28		500	472,745
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes(a)	5.375	07/23/24		600	571,740
Sr. Unsec’d. Notes	6.375	03/03/28		200	191,256
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.875	07/28/45		200	237,000
Sr. Unsec’d. Notes	9.250	10/17/25		200	247,532

Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	7.375	10/10/47		200	189,808
KazAgro National Management Holding JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN	4.625	05/24/23		200	202,610
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, MTN	6.500	07/21/45		410	511,360
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes	6.875	06/24/24		400	399,160
Sr. Unsec’d. Notes, 144A	8.250	02/28/48		200	192,288
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes	6.000	01/27/23		89	77,060
Sr. Unsec’d. Notes	6.400	05/26/23		100	86,350
Sr. Unsec’d. Notes	6.650	04/22/24		15	12,918
Sr. Unsec’d. Notes	6.850	05/25/29		80	64,520

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Lebanon Government International Bond (Lebanon), (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22		10	$ 8,693
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22		255	222,142
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24		110	91,498
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20		220	210,940
Sr. Unsec’d. Notes, GMTN	6.600	11/27/26		30	24,961
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28		15	12,294
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30		115	91,917
Sr. Unsec’d. Notes, MTN	8.250	04/12/21		321	304,950

Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, 144A	4.080	04/27/46		250	250,875
Mexican Bonos (Mexico), Bonds, Series M	6.500	06/09/22	MXN	710	35,259
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		540	591,300
Sr. Unsec’d. Notes, MTN	6.750	09/27/34		203	237,526
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, EMTN	10.875	04/06/21		400	443,923
Sr. Unsec’d. Notes, MTN	5.125	12/05/22		200	194,483

Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.250	10/29/25		200	190,728
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		200	207,512
Sr. Unsec’d. Notes	7.875	02/16/32		440	436,964
Sr. Unsec’d. Notes	9.248	01/21/49		200	211,900
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		200	207,512
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	192,000
Sr. Unsec’d. Notes, 144A	8.747	01/21/31		215	227,221
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	4.750	06/15/26		630	560,700
Sr. Unsec’d. Notes, 144A	6.500	03/08/47		205	171,888
Sr. Unsec’d. Notes, 144A	6.750	01/17/48		200	170,412

Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	6.875	12/05/27		200	195,040
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.300	04/29/53		250	245,000
Sr. Unsec’d. Notes	6.700	01/26/36		100	126,601
Sr. Unsec’d. Notes	9.375	04/01/29		120	171,156

Papua New Guinea Government International Bond (Papua New Guinea), Sr. Unsec’d. Notes, 144A	8.375	10/04/28		200	214,000
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100	08/11/44		200	218,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	5.625	11/18/50		150	182,625

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peruvian Government International Bond (Peru), (cont’d.)
Sr. Unsec’d. Notes	6.550%	03/14/37		585	$ 761,962
Sr. Unsec’d. Notes	8.750	11/21/33		60	90,450
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	3.950	01/20/40		100	101,534
Sr. Unsec’d. Notes	7.750	01/14/31		420	578,679
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	9.125	03/16/24		150	136,202
Sr. Unsec’d. Notes	9.950	06/09/21		770	751,913

Provincia de Buenos Aries (Argentina), Sr. Unsec’d. Notes	4.000(cc)	05/01/20	EUR	45	50,227
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48		400	429,113
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes, 144A	6.875	02/28/23		225	232,295
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500	11/19/25		200	213,920
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	4.875	04/14/26		400	395,632
Sr. Unsec’d. Notes	5.875	09/16/25		300	314,625
Sr. Unsec’d. Notes	6.250	03/08/41		210	216,654
Sr. Unsec’d. Notes	6.300	06/22/48		200	202,794
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes	5.125	06/15/48		232	228,520
Sr. Unsec’d. Notes, MTN	6.125	01/22/44		284	316,092
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes	4.750	05/27/26		400	407,360
Sr. Unsec’d. Notes	5.250	06/23/47		200	197,566
Sr. Unsec’d. Notes	5.625	04/04/42		200	213,816
Sr. Unsec’d. Notes	12.750	06/24/28		160	257,000
Sr. Unsec’d. Notes, 144A	4.250	06/23/27		200	195,484
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		230	235,796
Sr. Unsec’d. Notes, MTN	4.500	04/17/30		200	203,774
Sr. Unsec’d. Notes, MTN	5.000	04/17/49		200	198,144
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A	6.750	03/13/48		200	177,851
Unsec’d. Notes, 144A	6.250	05/23/33		205	190,033
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.750	04/18/23		200	193,483
Sr. Unsec’d. Notes	5.875	07/25/22		210	206,568

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sri Lanka Government International Bond (Sri Lanka), (cont’d.)
Sr. Unsec’d. Notes	6.250%	10/04/20		120	$ 120,423
Sr. Unsec’d. Notes	6.250	07/27/21		550	552,659
Sr. Unsec’d. Notes	6.850	11/03/25		200	197,384
Sr. Unsec’d. Notes, 144A	5.750	04/18/23		200	193,483
Sr. Unsec’d. Notes, 144A	6.750	04/18/28		200	191,786
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes	5.625	12/05/22		520	509,704
Sr. Unsec’d. Notes, 144A	5.500	10/13/21		200	197,790
Sr. Unsec’d. Notes, 144A	5.625	12/05/22		200	196,040
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	4.250	04/14/26		200	176,181
Sr. Unsec’d. Notes	4.875	10/09/26		640	579,951
Sr. Unsec’d. Notes	5.125	03/25/22		200	196,935
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	200	234,816
Sr. Unsec’d. Notes	6.000	01/14/41		200	177,000
Sr. Unsec’d. Notes	6.250	09/26/22		230	233,450
Sr. Unsec’d. Notes	6.750	05/30/40		100	96,644
Sr. Unsec’d. Notes	6.875	03/17/36		379	372,035
Sr. Unsec’d. Notes	7.375	02/05/25		410	428,418
Sr. Unsec’d. Notes	7.625	04/26/29		200	209,993
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	—(p)	05/31/40		50	30,499
Sr. Unsec’d. Notes	7.750	09/01/21		424	416,444
Sr. Unsec’d. Notes	7.750	09/01/22		460	443,725
Sr. Unsec’d. Notes	7.750	09/01/23		180	171,495
Sr. Unsec’d. Notes	7.750	09/01/24		360	336,576
Sr. Unsec’d. Notes	7.750	09/01/25		760	697,627
Sr. Unsec’d. Notes	7.750	09/01/27		100	90,152
Sr. Unsec’d. Notes, 144A	—(p)	05/31/40		35	21,349

Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes	9.625	04/27/22		200	199,500
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	5.100	06/18/50		315	323,663
Sr. Unsec’d. Notes	7.625	03/21/36		255	344,250
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)	7.000	03/31/38		220	67,100
Sr. Unsec’d. Notes(d)	7.750	10/13/19		110	33,275
Sr. Unsec’d. Notes(d)	9.000	05/07/23		100	31,570

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Venezuela Government International Bond (Venezuela), (cont’d.)
Sr. Unsec’d. Notes(d)	11.950%	08/05/31	300	$99,210

Zambia Government International Bond (Zambia), Unsec’d. Notes	5.375	09/20/22	400	312,784
Total Sovereign Bonds (cost $46,720,033)				46,753,503

Total Long-Term Investments (cost $367,507,477)				380,680,852

	Shares
Short-Term Investments 5.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,479,217	9,479,217
PGIM Institutional Money Market Fund (cost $10,895,153; includes $10,871,913 of cash collateral for securities on loan)(b)(w)	10,895,705	10,897,884

Total Short-Term Investments (cost $20,374,370)		20,377,101

TOTAL INVESTMENTS 103.0% (cost $387,881,847)		401,057,953
Liabilities in excess of other assets(z) (3.0)%		(11,813,796)

Net Assets 100.0%		$ 389,244,157

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
ADR — American Depositary Receipt
CLO — Collateralized Loan Obligation
CVT — Convertible Security
EMTN — Euro Medium Term Note
ETF — Exchange Traded Fund
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
MLP — Master Limited Partnership
MTN — Medium Term Note
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
SPDR — Standard & Poor’s Depositary Receipts
UTS — Unit Trust Security

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $339,937 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,522,207; cash collateral of $10,871,913 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $175,000. The aggregate value of $165,375 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of January 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	2 Year U.S. Treasury Notes	Mar. 2019	$3,821,906	$17,156
7	5 Year U.S. Treasury Notes	Mar. 2019	804,016	14,367
19	10 Year U.S. Treasury Notes	Mar. 2019	2,326,906	37,562
				69,085
Short Positions:
1	20 Year U.S. Treasury Bonds	Mar. 2019	146,688	(531)
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	322,250	(906)
				(1,437)
				$67,648
Forward foreign currency exchange contracts outstanding at January 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 02/11/19	BNP Paribas	ARS	3,034	$ 77,295	$ 80,444	$ 3,149	$ —
Expiring 02/11/19	Morgan Stanley & Co. International PLC	ARS	1,982	51,020	52,544	1,524	—
Expiring 02/28/19	BNP Paribas	ARS	1,605	41,251	41,857	606	—
Australian Dollar,
Expiring 04/18/19	BNP Paribas	AUD	156	111,800	113,865	2,065	—
Expiring 04/18/19	Citibank, N.A.	AUD	156	111,400	113,830	2,430	—
Brazilian Real,
Expiring 02/25/19	Citibank, N.A.	BRL	857	253,700	234,661	—	(19,039)
Expiring 03/06/19	JPMorgan Chase Bank, N.A.	BRL	1,537	407,646	420,547	12,901	—
Canadian Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	98	74,400	75,077	677	—
Chilean Peso,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	68,894	103,512	105,061	1,549	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	123,996	189,625	189,087	—	(538)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	72,922	109,000	111,203	2,203	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	59,057	88,000	90,059	2,059	—

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	1,745	$ 260,332	$ 260,275	$ —	$ (57)
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	619	92,000	92,250	250	—
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	585,675	184,135	188,476	4,341	—
Expiring 02/20/19	JPMorgan Chase Bank, N.A.	COP	280,434	90,279	90,246	—	(33)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	621	27,520	27,647	127	—
Expiring 04/17/19	UBS AG	CZK	9,572	427,948	426,325	—	(1,623)
Expiring 04/17/19	UBS AG	CZK	9,572	428,403	426,325	—	(2,078)
Egyptian Pound,
Expiring 07/29/19	Citibank, N.A.	EGP	645	34,346	34,619	273	—
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	50	59,230	57,342	—	(1,888)
Expiring 04/17/19	Citibank, N.A.	EUR	172	196,800	198,682	1,882	—
Hungarian Forint,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	39,171	142,944	142,715	—	(229)
Indian Rupee,
Expiring 03/20/19	Barclays Bank PLC	INR	8,134	115,100	113,760	—	(1,340)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	8,808	123,030	123,189	159	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	1,689	23,900	23,623	—	(277)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	31,846	450,537	445,412	—	(5,125)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	31,846	449,996	445,412	—	(4,584)
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	1,492,995	102,294	106,261	3,967	—
Expiring 03/20/19	Citibank, N.A.	IDR	606,309	41,800	43,153	1,353	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,600,532	113,000	113,915	915	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,575,090	111,000	112,104	1,104	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,367,920	92,427	97,359	4,932	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,304,008	92,000	92,811	811	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	218,667	15,008	15,563	555	—

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	Morgan Stanley & Co. International PLC	IDR	1,134,800	$ 80,000	$ 80,768	$ 768	$ —
Israeli Shekel,
Expiring 04/25/19	Bank of America, N.A.	ILS	347	95,000	95,930	930	—
Expiring 04/25/19	UBS AG	ILS	267	74,000	73,912	—	(88)
Expiring 04/25/19	UBS AG	ILS	196	54,249	54,184	—	(65)
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	15,317	140,369	141,509	1,140	—
Expiring 04/17/19	The Toronto-Dominion Bank	JPY	15,317	141,064	141,509	445	—
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	5,229	273,792	271,510	—	(2,282)
Expiring 03/20/19	Citibank, N.A.	MXN	393	19,974	20,416	442	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	1,832	91,000	95,112	4,112	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	1,578	79,597	81,946	2,349	—
Expiring 03/20/19	UBS AG	MXN	2,014	103,000	104,560	1,560	—
New Taiwanese Dollar,
Expiring 03/20/19	Barclays Bank PLC	TWD	5,149	168,000	168,127	127	—
Expiring 03/20/19	HSBC Bank USA, N.A.	TWD	2,894	94,000	94,479	479	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	9,900	323,025	323,249	224	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	3,978	129,000	129,894	894	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	6,277	205,233	204,953	—	(280)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	4,155	135,000	135,651	651	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	4,034	131,000	131,715	715	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,626	118,000	118,388	388	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,574	116,000	116,705	705	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,566	116,000	116,442	442	—
New Zealand Dollar,
Expiring 04/18/19	Barclays Bank PLC	NZD	28	19,366	19,299	—	(67)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/20/19	BNP Paribas	PEN	523	$ 153,943	$ 156,825	$ 2,882	$ —
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	9,122	171,725	174,436	2,711	—
Expiring 03/20/19	Barclays Bank PLC	PHP	6,930	130,000	132,524	2,524	—
Expiring 03/20/19	Barclays Bank PLC	PHP	6,684	125,000	127,808	2,808	—
Expiring 03/20/19	Barclays Bank PLC	PHP	4,103	78,000	78,453	453	—
Expiring 03/20/19	Citibank, N.A.	PHP	6,859	128,916	131,163	2,247	—
Expiring 03/20/19	Citibank, N.A.	PHP	6,116	116,000	116,946	946	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	7,401	140,000	141,524	1,524	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	6,717	127,000	128,449	1,449	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	6,464	121,000	123,607	2,607	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,743	89,000	90,705	1,705	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,686	89,000	89,607	607	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	2,978	55,938	56,945	1,007	—
Polish Zloty,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	PLN	602	162,346	161,966	—	(380)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	10,504	155,032	159,680	4,648	—
Expiring 03/20/19	Barclays Bank PLC	RUB	9,790	145,568	148,820	3,252	—
Expiring 03/20/19	Barclays Bank PLC	RUB	8,442	127,000	128,334	1,334	—
Expiring 03/20/19	Barclays Bank PLC	RUB	8,260	124,215	125,566	1,351	—
Expiring 03/20/19	Barclays Bank PLC	RUB	8,196	123,752	124,596	844	—
Expiring 03/20/19	Barclays Bank PLC	RUB	8,179	122,194	124,328	2,134	—
Expiring 03/20/19	Barclays Bank PLC	RUB	7,836	116,000	119,125	3,125	—
Expiring 03/20/19	Barclays Bank PLC	RUB	7,068	106,000	107,438	1,438	—
Expiring 03/20/19	Barclays Bank PLC	RUB	5,881	87,000	89,407	2,407	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	8,179	119,745	124,336	4,591	—
Singapore Dollar,
Expiring 02/08/19	Deutsche Bank AG	SGD	163	119,000	120,967	1,967	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	177	131,000	131,593	593	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	137	100,000	101,983	1,983	—

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	118	$ 87,000	$ 87,349	$ 349	$ —
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	100	73,000	74,026	1,026	—
South African Rand,
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	1,433	100,006	107,610	7,604	—
Expiring 03/08/19	UBS AG	ZAR	3,006	225,896	225,768	—	(128)
South Korean Won,
Expiring 03/20/19	Bank of America, N.A.	KRW	156,591	140,921	140,940	19	—
Swiss Franc,
Expiring 04/17/19	Barclays Bank PLC	CHF	29	29,182	29,123	—	(59)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	19,045	579,794	609,695	29,901	—
Expiring 02/08/19	Citibank, N.A.	THB	6,483	197,460	207,532	10,072	—
Expiring 02/08/19	Citibank, N.A.	THB	5,232	165,000	167,498	2,498	—
Expiring 02/08/19	Citibank, N.A.	THB	5,136	162,000	164,417	2,417	—
Expiring 02/08/19	Citibank, N.A.	THB	4,399	139,000	140,811	1,811	—
Expiring 02/08/19	Citibank, N.A.	THB	4,108	126,000	131,518	5,518	—
Expiring 02/08/19	Citibank, N.A.	THB	3,732	117,000	119,479	2,479	—
Expiring 02/08/19	Citibank, N.A.	THB	3,550	108,000	113,632	5,632	—
Expiring 02/08/19	Citibank, N.A.	THB	3,444	107,000	110,263	3,263	—
Expiring 02/08/19	Citibank, N.A.	THB	2,372	72,000	75,940	3,940	—
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	3,300	100,439	105,657	5,218	—
Expiring 05/10/19	Citibank, N.A.	THB	16,426	522,038	527,255	5,217	—
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	6,104	194,306	195,942	1,636	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	4,693	150,000	150,624	624	—
Expiring 05/10/19	UBS AG	THB	2,644	84,000	84,858	858	—
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	448	82,673	85,091	2,418	—
Expiring 03/08/19	Barclays Bank PLC	TRY	437	79,819	82,917	3,098	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	2,209	392,178	419,427	27,249	—
				$15,298,433	$15,500,460	242,187	(40,160)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	Citibank, N.A.	AUD	142	$ 101,828	$ 103,328	$ —	$ (1,500)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	170	122,698	123,993	—	(1,295)
Brazilian Real,
Expiring 02/25/19	Citibank, N.A.	BRL	233	59,293	63,799	—	(4,506)
Expiring 03/06/19	Barclays Bank PLC	BRL	441	120,855	120,657	198	—
Expiring 03/06/19	Barclays Bank PLC	BRL	359	95,000	98,164	—	(3,164)
Canadian Dollar,
Expiring 04/18/19	JPMorgan Chase Bank, N.A.	CAD	25	18,815	18,806	9	—
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	209,397	308,890	319,319	—	(10,429)
Expiring 03/20/19	Citibank, N.A.	CLP	75,207	110,913	114,687	—	(3,774)
Expiring 03/20/19	Citibank, N.A.	CLP	62,993	92,575	96,062	—	(3,487)
Expiring 03/20/19	Goldman Sachs International	CLP	63,871	92,978	97,400	—	(4,422)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	68,442	101,828	104,370	—	(2,542)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	27,170	39,157	41,433	—	(2,276)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	138,000	198,000	210,443	—	(12,443)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	61,227	89,000	93,368	—	(4,368)
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	1,224	180,000	182,467	—	(2,467)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	5,047	741,813	752,620	—	(10,807)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	1,351	200,000	201,488	—	(1,488)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	260,786	82,501	83,924	—	(1,423)
Expiring 02/20/19	Citibank, N.A.	COP	515,752	158,000	165,974	—	(7,974)
Expiring 02/20/19	Citibank, N.A.	COP	359,740	109,027	115,768	—	(6,741)
Expiring 02/20/19	The Toronto-Dominion Bank	COP	360,833	114,000	116,120	—	(2,120)
Expiring 02/20/19	The Toronto-Dominion Bank	COP	232,250	73,000	74,740	—	(1,740)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	3,639	$ 162,463	$ 162,090	$ 373	$ —
Expiring 04/17/19	UBS AG	CZK	3,396	151,000	151,268	—	(268)
Expiring 04/17/19	UBS AG	CZK	2,321	103,000	103,356	—	(356)
Expiring 04/17/19	UBS AG	CZK	1,889	84,000	84,134	—	(134)
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	200	253,730	229,369	24,361	—
Expiring 04/17/19	Bank of America, N.A.	EUR	817	933,471	941,202	—	(7,731)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	173	196,912	199,264	—	(2,352)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	96	110,337	111,086	—	(749)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	91	103,127	104,441	—	(1,314)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	66	75,547	76,033	—	(486)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	49	56,128	56,013	115	—
Hungarian Forint,
Expiring 04/17/19	Deutsche Bank AG	HUF	27,199	97,000	99,097	—	(2,097)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	94,449	338,301	344,118	—	(5,817)
Expiring 04/17/19	The Toronto-Dominion Bank	HUF	94,449	336,799	344,118	—	(7,319)
Indian Rupee,
Expiring 03/20/19	Bank of America, N.A.	INR	6,601	93,000	92,326	674	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	15,410	215,825	215,528	297	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	8,263	115,000	115,565	—	(565)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	5,426	76,000	75,895	105	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	5,584	79,000	78,101	899	—
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	1,351,283	92,427	96,175	—	(3,748)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	3,003,153	210,408	213,744	—	(3,336)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,596,078	$ 109,900	$ 113,598	$ —	$ (3,698)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,362,152	92,000	96,949	—	(4,949)
Expiring 03/20/19	UBS AG	IDR	1,798,524	122,000	128,007	—	(6,007)
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	1,138	310,853	314,701	—	(3,848)
Japanese Yen,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	JPY	7,655	70,752	70,721	31	—
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	656	34,246	34,062	184	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	7,009	338,849	363,947	—	(25,098)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	2,104	109,300	109,266	34	—
New Taiwanese Dollar,
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	10,957	357,632	357,764	—	(132)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,196	104,000	104,356	—	(356)
New Zealand Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	NZD	113	77,378	78,369	—	(991)
Peruvian Nuevo Sol,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	282	84,000	84,756	—	(756)
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	10,401	199,042	198,896	146	—
Expiring 03/20/19	Barclays Bank PLC	PHP	7,442	142,000	142,317	—	(317)
Expiring 03/20/19	Barclays Bank PLC	PHP	6,565	123,752	125,542	—	(1,790)
Expiring 03/20/19	Barclays Bank PLC	PHP	5,806	111,000	111,035	—	(35)
Expiring 03/20/19	Barclays Bank PLC	PHP	5,069	97,000	96,929	71	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	6,411	120,008	122,593	—	(2,585)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,770	91,000	91,220	—	(220)
Polish Zloty,
Expiring 04/17/19	Deutsche Bank AG	PLN	324	86,000	87,182	—	(1,182)
Expiring 04/17/19	Goldman Sachs International	PLN	2,107	560,960	567,350	—	(6,390)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	15,445	$ 234,293	$ 234,795	$ —	$ (502)
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	73	52,818	53,898	—	(1,080)
Expiring 02/08/19	Goldman Sachs International	SGD	136	101,000	101,390	—	(390)
Expiring 02/08/19	HSBC Bank USA, N.A.	SGD	38	28,468	28,440	28	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	190	140,000	141,404	—	(1,404)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	141	103,000	104,879	—	(1,879)
South African Rand,
Expiring 03/08/19	Bank of America, N.A.	ZAR	1,559	107,000	117,086	—	(10,086)
Expiring 03/08/19	Citibank, N.A.	ZAR	7,700	560,306	578,264	—	(17,958)
Expiring 03/08/19	Citibank, N.A.	ZAR	1,239	90,000	93,019	—	(3,019)
Expiring 03/08/19	Deutsche Bank AG	ZAR	1,314	94,000	98,677	—	(4,677)
Expiring 03/08/19	Deutsche Bank AG	ZAR	648	44,750	48,649	—	(3,899)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	1,294	92,427	97,161	—	(4,734)
South Korean Won,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	470,146	421,436	423,154	—	(1,718)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	159,369	142,000	143,440	—	(1,440)
Swiss Franc,
Expiring 04/17/19	Goldman Sachs International	CHF	232	234,857	235,322	—	(465)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	16,426	520,648	525,864	—	(5,216)
Expiring 02/08/19	Citibank, N.A.	THB	7,724	236,000	247,283	—	(11,283)
Expiring 02/08/19	Citibank, N.A.	THB	4,965	152,000	158,958	—	(6,958)
Expiring 02/08/19	Citibank, N.A.	THB	4,219	129,000	135,071	—	(6,071)
Expiring 02/08/19	Citibank, N.A.	THB	3,935	120,000	125,981	—	(5,981)
Expiring 02/08/19	Citibank, N.A.	THB	3,923	119,000	125,587	—	(6,587)
Expiring 02/08/19	Citibank, N.A.	THB	3,791	115,000	121,350	—	(6,350)
Expiring 02/08/19	Citibank, N.A.	THB	3,608	110,000	115,497	—	(5,497)
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	6,104	193,855	195,425	—	(1,570)
Expiring 05/10/19	Citibank, N.A.	THB	5,996	192,266	192,453	—	(187)
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	230	40,386	43,611	—	(3,225)
Expiring 03/08/19	BNP Paribas	TRY	486	92,122	92,351	—	(229)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/08/19	Citibank, N.A.	TRY	574	$ 101,000	$ 109,063	$ —	$ (8,063)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	320	56,760	60,675	—	(3,915)
				$15,059,710	$15,340,160	27,525	(307,975)
						$269,712	$(348,135)
Cross currency exchange contracts outstanding at January 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/17/19	Buy	HUF	6,114	EUR	19	$ 161	$ —	Citibank, N.A.
04/17/19	Buy	HUF	12,926	EUR	41	336	—	Citibank, N.A.
04/17/19	Buy	HUF	13,763	EUR	43	365	—	Citibank, N.A.
04/17/19	Buy	HUF	25,844	EUR	81	669	—	Citibank, N.A.
04/17/19	Buy	CHF	117	EUR	104	—	(1,129)	Citibank, N.A.
04/17/19	Buy	CZK	2,484	EUR	96	—	(446)	JPMorgan Chase Bank, N.A.
						$1,531	$(1,575)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$220,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$ 59,748,968	$ —	$ —
Common Stocks	151,735,989	12,863,817	86,812
Exchange Traded Funds	39,359,054	—	—
Preferred Stocks	10,287,306	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	2,422,859	—

Convertible Bond	—	589,358	—
Corporate Bonds	—	76,957,162	253,125
Sovereign Bonds	—	46,753,503	—
Other Financial Instruments*
Futures Contracts	67,648	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(78,423)	—
OTC Cross Currency Exchange Contracts	—	(44)	—
Total	$261,198,965	$139,508,232	$339,937

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency

Notes to Schedule of Investments (unaudited)
fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    March 14, 2019

* Print the name and title of each signing officer under his or her signature.